9. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
9. Income Taxes
Components of income tax expense (benefit)
(Dollars in thousands)
	2021	2020	2019
Current expense	$4,079	3,049	2,972
Deferred income tax expense	(283)	(560)	164
Total income tax	$3,796	2,489	3,136

Schedule of effective income Tax rate reconciliation
(Dollars in thousands)
	2021	2020	2019
Tax expense at statutory rate	$3,975	2,908	3,613
State income tax, net of federal income tax effect	339	261	351
Tax-exempt interest income	(497)	(649)	(802)
Increase in cash surrender value of life insurance	(83)	(80)	(81)
Tax credits	(234)	(234)	-
Nondeductible interest and other expense	30	46	40
Other	266	237	15
Total	$3,796	2,489	3,136

Schedule of deferred tax assets and liabilities
(Dollars in thousands)
	2021	2020
Deferred tax assets:
Allowance for loan losses	$2,149	2,276
Accrued retirement expense	1,148	1,190
Restricted stock	209	190
Interest income on nonaccrual loans	2	1
Lease liability	1,075	798
Total gross deferred tax assets	4,583	4,455

Deferred tax liabilities:
Deferred loan fees	263	284
Accumulated depreciation	563	873
Prepaid expenses	4	5
ROU Asset	1,060	787
Other	(55)	41
Unrealized gain on available for sale securities	29	1,611
Total gross deferred tax liabilities	1,864	3,601

Net deferred tax asset	$2,719	854